Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income and Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income from unconsolidated subsidiary									$ 238	$ 236	$ 237
Gain on the sale of securities									13	9	(2)
Other non-interest income									229	202	237
Merger-related expenses	$ 1,595	$ 153	$ 48	$ 10					1,806
Other non-interest expense	3,677	3,549	3,573	3,594	$ 3,495	$ 3,338	$ 3,401	$ 3,336	16,199	13,570	13,146
Provision for income taxes	(266)	146	120	83	170	154	131	70	83	525	505
Net income	$ 125	$ 1,008	$ 1,001	$ 924	$ 1,092	$ 1,058	$ 1,163	$ 903	3,058	4,216	4,001
Comprehensive income									3,052	3,678	3,761
Parent Company [Member]
Interest and dividends on investment securities available for sale									34	32	28
Dividends from bank subsidiary									3,900	3,691	4,290
Income from unconsolidated subsidiary									238	236	237
Gain on the sale of securities									19
Other non-interest income									1	1
Total income									4,192	3,960	4,555
Merger-related expenses									279
Other non-interest expense									131	132	140
Total expense									410	132	140
Income before income taxes (benefit) and equity in undistributed net income of subsidiary									3,782	3,828	4,415
Provision for income taxes									27	25	23
Income before equity in undistributed net income of subsidiary									3,755	3,803	4,392
Undistributed net income of subsidiary									(697)	413	(391)
Net income									3,058	4,216	4,001
Comprehensive income									$ 3,052	$ 3,678	$ 3,761